Financial income (expense) (Tables)	3 Months Ended
Mar. 31, 2015
Nonoperating Income (Expense) [Abstract]
Schedule of Other Nonoperating Income (Expense) [Table Text Block]
The components of financial income (expense) are as follows:

	Three months ended
	March 31,
(in thousands of U.S. dollars)	2015	2014
Interest income	$2,427	$466
Interest expense:
Interest expense	(2,854)	(2,209)
Commitment fees	(298)	(856)
Amortization of debt issuance cost	(747)	(282)
Capitalized interest	—	3,266
Total interest expense	(3,899)	(81)
Gain on derivative instruments	121	—
Other items, net:
Foreign exchange gain (loss)	(426)	(20)
Bank charges and fees	(2)	—
Withholding tax on interest expense and other	(672)	(360)
Total other items, net	(1,100)	(380)
Total financial income (expense), net	$(2,451)	$5